Operating segments (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of disaggregated cost of revenue and research and development

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Cost of revenue (excluding the impact of write-down)	35,170	7,735
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	54,782	14,332
Total cost of revenue	89,952	22,067
Salary, bonus, welfare and share-based compensation expense	21,645	16,225
New products development	18,134	4,907
Depreciation	1,813	1,223
Total research and development expenses	41,592	22,355